Selected Quarterly Financial Data - Selected Quarterly Financial Data (Parenthetical) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Jan. 31, 2013
Income Statement [Abstract]
Additional tax benefit related to reduction of associated tax benefits	$ 3,177